Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial assets at fair value through profit or loss	$ 504,354	$ 268,127
Financial liabilities at fair value through profit or loss	301,476	153,600
Trading derivative liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	286,111	144,481
Trading derivative liabilities | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss	189,841	76,639
Trading derivative liabilities | Currency risk
Financial instruments
Financial liabilities at fair value through profit or loss	95,406	67,623
Trading derivative liabilities | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss	864	219
Trading derivative assets
Financial instruments
Financial assets at fair value through profit or loss	296,171	151,747
Trading derivative assets | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss	196,402	80,499
Trading derivative assets | Currency risk
Financial instruments
Financial assets at fair value through profit or loss	99,606	71,026
Trading derivative assets | Price risk
Financial instruments
Financial assets at fair value through profit or loss	$ 163	$ 222